Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Current:
Federal												$ 12,564	$ 13,970	$ 2,319
State												4,147	3,290	1,301
Total Current												16,711	17,260	3,620
Deferred:
Federal												(2,250)	(4,749)	152
State												(1,411)	(576)	(477)
Total Deferred												(3,661)	(5,325)	(325)
Provision for income taxes	$ 9,091	$ 5,796	$ 4,136	$ 5,309	$ (2,191)	$ 6,766	$ 4,286	$ 1,067	$ (184)	$ 5,362	$ 7,254	$ 13,050	$ 11,935	$ 3,295